Consolidated statements of comprehensive income (CHF) In Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Comprehensive income (CHF million)
Net income	1,369	1,501	1,722	2,870	3,839
Other comprehensive income/(loss), net of tax	(2,411)	(609)	642	(3,020)	1,076
Comprehensive income/(loss)	(1,042)	892	2,364	(150)	4,915
Comprehensive income/(loss) attributable to noncontrolling interests	128	209	355	337	601
Comprehensive income/(loss) attributable to shareholders	(1,170)	683	2,009	(487)	4,314